Expense Example, No Redemption - Class A C and R6 Shares - Federated Hermes SDG Engagement High Yield Credit Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	633	1,017	1,425	2,562	267	820	1,400	2,973	157	486	839	1,834